Long-term bank loans (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term bank loans - Principal payments (Table)

Twelve month periods ending	Amount
June 30, 2023	$161,246
June 30, 2024	304,291
June 30, 2025	190,601
June 30, 2026	197,445
June 30, 2027	193,191
June 30, 2028 and thereafter	64,230
Total Long-term bank loans	$1,111,004
Unamortized loan issuance costs	(9,591)
Total Long-term bank loans, net	$1,101,413
Current portion of long term bank loans	161,246
Long term bank loans, net of current portion and unamortized loan issuance costs	940,167

Long-term bank loans - Interest and finance costs (Table)

	Six months ended June 30,
	2021	2022
Interest on financing agreements	$24,028	$21,718
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 12)	998	(633)
Amortization of debt (loan, lease & notes) issuance costs	3,606	2,641
Other bank and finance charges	827	582
Interest and finance costs	$29,459	$24,308